Pension benefits - Expected Annual Pension Plan Contributions (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Retirement Benefits [Abstract]
2018	$ 3.0
2019	3.0
2020	3.0
2021	3.0
2022	3.0
2023- 2027	15.0
Total payments expected during the next 10 years	$ 30.0